Stockholders' Equity and Stock-Based Compensation (Details 1)	9 Months Ended
Mar. 31, 2020 $ / shares shares
Equity [Abstract]
Beginning balance, outstanding | shares	6,183,115
Issued | shares
Exercised | shares	(369,311)
Expired/cancelled | shares
Ending balance, outstanding | shares	5,813,804
Beginning balance | $ / shares	$ 11.50
Issued | $ / shares
Exercised | $ / shares	11.50
Expired/cancelled | $ / shares
Ending balance | $ / shares	$ 11.50
Beginning balance, outstanding	3 years 8 months 19 days
Ending balance, outstanding	2 years 10 months 21 days